As filed with the Securities and Exchange Commission on October 1, 2009

Securities Act File No. 333-161494

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
(Check appropriate box or boxes)

Legg Mason Partners Equity Trust

Exact Name of Registrant as Specified in Charter:

55 Water Street

New York, New York 10041

Address of Principal Executive Offices: (Number, Street, City, State, Zip Code)

Funds Investor Services

1-800-822-5544

or

Institutional Shareholder Services

1-888-425-6432

Area Code and Telephone Number:

Robert I. Frenkel

Name and Address of Agent for Service:

Legg Mason Partners Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Number and Street) (City) (State) (Zip Code)

With a Copy to:

Burton M. Leibert, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019

Title of Securities Being Registered:

Class A, Class B, Class C and Class I shares of the Registrant.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

This Registration Statement relates solely to the Registrant’s Legg Mason Partners Capital and Income Fund.

Part A—Proxy Statement/Prospectus and Part B—Statement of Additional Information are incorporated by reference to the filing made by the Registrant pursuant to Rule 497(b) on September 30, 2009 (Accession No. 0001193125-09-201350).

PART C—OTHER INFORMATION

Item 15.	Indemnification

The response to this item is incorporated herein by reference to Pre-Effective Amendment No. 1.

The directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Reference is hereby made to (a) paragraph 9 of the Distribution Agreement between the Registrant and LMIS, incorporated by reference herein.

Item 16.	Exhibits

(1)(a) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 70 as filed with the SEC on April 13, 2007 (“Post-Effective Amendment No. 70”).

(b) Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 70.

(c) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72 as filed with the SEC on August 24, 2007 (“Post-Effective Amendment No. 72”).

(d) Amended and Restated Designation of Classes effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72.

(e) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust and Amended and Restated Designation of Classes effective as of November 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 76 as filed with the SEC on November 30, 2007 (“Post-Effective Amendment No. 76”).

(f) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87 as filed with the SEC on February 15, 2008 (“Post-Effective Amendment No. 87”).

(g) Amended and Restated Designation of Classes effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87.

(h) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109 as filed with the SEC on June 3, 2008 (“Post-Effective Amendment No. 109”).

(i) Amended and Restated Designation of Classes effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109.

(j) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110 as filed with the SEC on June 6, 2008 (“Post-Effective Amendment No. 110”).

(k) Amended and Restated Designation of Classes effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110.

(l) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133 as filed with the SEC on January 28, 2009 (“Post-Effective Amendment No. 133”).

(m) Amended and Restated Designation of Classes effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133.

(n) Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137 as filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 137”).

(o) Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146 as filed with the SEC on June 25, 2009 (“Post-Effective Amendment No. 146”).

(2) The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 70.

(3) Not Applicable.

(4) Forms of Agreement and Plan of Reorganization is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 included in Part A of the Registration Statement on Form N-14 filed on August 21, 2009.

(5) Not Applicable.

(6)(a) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Capital and Income Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Post-Effective Amendment No. 78 as filed with the SEC on December 14, 2007 (“Post-Effective Amendment No. 78”).

(b) Form of Subadvisory Agreement between LMPFA and ClearBridge Advisors, LLC (“ClearBridge”), with respect to Legg Mason Partners Capital and Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(7)(a) Form of Distribution Agreement with Citigroup Global Markets Inc. (“CGMI”) is incorporated herein by reference to Post-Effective Amendment No. 30 as filed with the SEC on August 16, 2000 (“Post-Effective Amendment No. 30”).

(b) Form of Distribution Agreement with PFS Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 30.

(c) Form of Amendment to the Distribution Agreement with CGMI dated as of December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 56 as filed with the SEC on January 27, 2006 (“Post-Effective Amendment No. 56”).

(d) Form of Amendment of Distribution Agreement and Assumption of Duties and Responsibilities, among the Registrant, PFS Distributors, Inc. and PFS Investments, Inc. (“PFS”), dated as of December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 56.

(e) Letter Agreement amending the Distribution Agreements with CGMI dated April 10, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(f) Letter Agreement amending the Distribution Agreements with PFS dated April 6, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(g) Form of Distribution Agreement with Legg Mason Investor Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 128 as filed with the SEC on December 15, 2008.

(8)(a) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 60 as filed with the SEC on December 5, 2006 (“Post-Effective Amendment No. 60”).

(b) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 61 as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 61”).

(c) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 61.

(d) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 61.

(e) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 61.

(9)(a) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(b) Letter Agreement amending the Custodian Services Agreement with State Street, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(10)(1) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 74 as filed with the SEC on November 1, 2007.

(b) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 81 as filed with the SEC on January 29, 2008.

(c) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 86 as filed with the SEC on February 15, 2008.

(d) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of August 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 119 as filed with the SEC on August 28, 2008.

(e) Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137 as filed with the SEC on February 27, 2009.

(f) Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146.

(g) Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 76.

(11)(a) Opinion and consent of Willkie Farr & Gallagher LLP as to the legality of the securities being registered is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the SEC on August 21, 2009.

(b) Opinion and consent of Venable LLP as to the legality of the securities being registered is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the SEC on August 21, 2009.

(12)(a) Form of Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed with the SEC on August 21, 2009.

(b) Form of Opinion of Willkie Farr & Gallagher LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 as filed with the SEC on August 21, 2009.

(13) Not applicable.

(14) Consent of KPMG LLP is filed herewith.

(15) Not applicable.

(16) Powers of Attorney dated August 21, 2009 is incorporated herein by reference to the Registrant’s Registration Statement Form N-14 filed with the SEC on August 21, 2009.

(17)(a) Forms of Proxy Card are incorporated herein by reference to the Registrant’s Registration Statement Form N-14 filed with the SEC on August 21, 2009.

(b) Statement of Additional Information of Legg Mason Partners Capital and Income Fund dated April 30, 2009 is incorporated herein by reference to the Registrant’s Registration Statement Form N-14 filed with the SEC on August 21, 2009.

(c) Annual Report of Legg Mason Partners Capital and Income Fund for the year ended December 31, 2008 is incorporated herein by reference to the Registrant’s Registration Statement Form N-14 filed with the SEC on August 21, 2009.

(d) Semi-Annual Report of Legg Mason Partners Capital and Income Fund for the six months ended June 30, 2009 is filed herewith.

(e) Prospectus and Statement of Additional Information of Legg Mason Partners Convertible Fund, a series of the Registrant, dated November 7, 2008 is incorporated herein by reference to the Registrant’s Registration Statement Form N-14 filed with the SEC on August 21, 2009.

(f) Prospectus and Statement of Additional Information of Legg Mason Partners Equity Income Builder Fund, a series of the Registrant, dated February 28, 2009 is incorporated herein by reference to the Registrant’s Registration Statement Form N-14 filed with the SEC on August 21, 2009.

(g) Annual Report of Legg Mason Partners Convertible Fund, a series of the Registrant, dated July 31, 2009 is filed herewith.

(h) Annual Report of Legg Mason Partners Equity Income Builder Fund, a series of the Registrant, dated October 31, 2008 is incorporated herein by reference to the Registrant’s Registration Statement Form N-14 filed with the SEC on August 21, 2009.

(i) Semi-Annual Report of Legg Mason Partners Convertible Fund for the six months ended January 31, 2009 is incorporated herein by reference to the Registrant’s Registration Statement Form N-14 filed with the SEC on August 21, 2009.

(j) Semi-Annual Report of Legg Mason Partners Equity Income Builder Fund for the six months ended April 30, 2009 is incorporated herein by reference to the Registrant’s Registration Statement Form N-14 filed with the SEC on August 21, 2009.

(k) Transfer Agency and Services Agreement, dated January 1, 2006, between the Registrant and PNC Global Investment Servicing (U.S.) Inc. (“PNC GIS”) (formerly PFPC Inc.) is incorporated herein by reference to Post-Effective Amendment No. 56.

(l) Co-Transfer Agency and Services Agreement, dated April 1, 2009, between the Registrant and PNC GIS is incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the SEC on July 29, 2009 (“Post-Effective Amendment No. 147”).

(m) Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and Boston Financial Data Services, Inc. is incorporated herein by reference to Post-Effective Amendment No. 141 as filed with the SEC on April 8, 2009 (“Post-Effective Amendment No. 141”).

(n) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 58 as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 58”).

(o) License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 58.

(p) Letter Agreement amending the Transfer Agency and Services Agreement with PNC GIS, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(q) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1.

(r) Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA and LMIS) is incorporated herein by reference to Post-Effective Amendment No. 120 as filed with the SEC on August 28, 2008.

(s) Code of Ethics of ClearBridge amended as of August 10, 2009 is incorporated herein by reference to the Registrant’s Registration Statement Form N-14 filed with the SEC on August 21, 2009.

Item 17.	Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The Registrant hereby undertakes to file, by post-effective amendment, the final opinions of Willkie Farr & Gallagher LLP supporting the tax consequences of the proposed reorganization as soon as practicable after the closing of the reorganizations.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Legg Mason Partners Equity Trust, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on this 1st day of October, 2009.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of Legg Mason Partners Capital and Income Fund

By:	/S/ R. JAY GERKEN
R. Jay Gerken
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on October 1, 2009.

SIGNATURE	TITLE	DATE

/S/ R. JAY GERKEN	President, Principal Executive Officer and Trustee	October 1, 2009
R. Jay Gerken

/S/ KAPREL OZSOLAK	Treasurer and Chief Financial Officer	October 1, 2009
Kaprel Ozsolak

/S/ PAUL R. ADES*	Trustee	October 1, 2009
Paul R. Ades*

/S/ ANDREW L. BREECH *	Trustee	October 1, 2009
Andrew L. Breech

/S/ DWIGHT B. CRANE *	Trustee	October 1, 2009
Dwight B. Crane

/S/ ROBERT M. FRAYN, JR *	Trustee	October 1, 2009
Robert M. Frayn, Jr

/S/ FRANK G. HUBBARD *	Trustee	October 1, 2009
Frank G. Hubbard

/S/ HOWARD J. JOHNSON *	Trustee	October 1, 2009
Howard J. Johnson

/S/ DAVID E. MARYATT *	Trustee	October 1, 2009
David E. Maryatt

/S/ JEROME H. MILLER *	Trustee	October 1, 2009
Jerome H. Miller

/S/ KEN MILLER *	Trustee	October 1, 2009
Ken Miller

/S/ JOHN J. MURPHY *	Trustee	October 1, 2009
John J. Murphy

/S/ THOMAS F. SCHLAFLY *	Trustee	October 1, 2009
Thomas F. Schlafly

/S/ JERRY A. VISCIONE *	Trustee	October 1, 2009
Jerry A. Viscione

*By:	/S/ R. JAY GERKEN
R. Jay Gerken

*	Attorney-in-fact, pursuant to Power of Attorney dated August 21, 2009.

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS

(14)	Consent of KPMG LLP.

(17)(d)	Semi-Annual Report of Legg Mason Partners Capital and Income Fund for the six months ended June 30, 2009.

(17)(g)	Annual Report of Legg Mason Partners Convertible Fund for the year ended July 31, 2009.